Share listing expense and change in fair value of warrant liabilities - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) shares Warrants € / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jul. 01, 2020 EUR (€) shares Warrants € / shares	Jul. 01, 2020 $ / shares
Disclosure of share listing expense [line items]
Expense on the closing date					€ 152,787
Gains losses on financial liabilities at fair value through profit or loss	€ 10,945		€ (10,990)		€ 17,775
ARYA [member]
Disclosure of share listing expense [line items]
Fair value of ARYA ordinary shares and warrants	243,100
Closing price of ARYA ordinary shares | $ / shares											$ 15.15
Identifiable net assets	90,284									€ 90,300
Expense on the closing date	€ 152,787
Warrants [member]
Disclosure of share listing expense [line items]
Closing price of ARYA public warrants | (per share)	€ 2.35		€ 3.88		€ 2.35		$ 2.51	$ 4.39	$ 2.88	€ 4.82	$ 5.41
Gains losses on financial liabilities at fair value through profit or loss	€ 10,900	$ 11.5	€ 11,000	$ 13.0	€ 17,800	$ 20.3
Warrants [member] | ARYA [member]
Disclosure of share listing expense [line items]
Fair value of ARYA ordinary shares and warrants	€ 34,644
ARYA Shares | Warrants	7,187,500									7,187,500
Closing price of ARYA public warrants | € / shares	€ 4.82
Financial liabilities	€ 34,400
Ordinary shares [member]
Disclosure of share listing expense [line items]
Closing price of ARYA ordinary shares | € / shares										€ 0.01
Ordinary shares [member] | ARYA [member]
Disclosure of share listing expense [line items]
Fair value of ARYA ordinary shares and warrants	€ 243,071
Closing price of ARYA ordinary shares | € / shares	€ 13.53
ARYA Shares | shares	17,968,750									17,968,750